Related Party Transactions - Additional Information (Detail) - USD ($)								1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Sep. 14, 2021	Sep. 13, 2021	Aug. 21, 2021	Mar. 24, 2021	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Sep. 13, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Proceeds from Related Party Debt									$ 222,500	$ 188,804	$ 1,257,500
Fair value of consulting services recognized as financing expense								$ 360,000
Interest Payable, Current	$ 73,158		$ 7,719						73,158	0	7,719
Derivative Liability, Current	$ 134,269		32,865						134,269	$ 0	32,865
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 990,000	$ 905,000								905,000
Promissory Note [Member] | Interest Rate At Fifty Percent [Member]
Related Party Transaction [Line Items]
Debt Instrument Percentage Of Accrued Interest	50.00%	50.00%	50.00%
Interest Payable, Current	$ 73,158		$ 7,719						73,158		7,719
Promissory Note [Member] | Interest Rate At Hundred Percent [Member]
Related Party Transaction [Line Items]
Debt Instrument Percentage Of Accrued Interest	100.00%	100.00%	100.00%
Cumulative Amount Drawn	$ 990,000		$ 767,500						990,000		767,500
Derivative Liability, Current	$ 134,269		$ 32,865						$ 134,269		$ 32,865
Common Class A [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues						5,000,000
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Percentage of common stock issued and outstanding							20.00%
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount													$ 300,000
Proceeds from Related Party Debt				$ 188,804
Sponsor [Member] | Extension Loans [Member]
Related Party Transaction [Line Items]
Debt instrument, Convertible, Conversion price	$ 1.5								$ 1.5
Maximum borrowing capacity	$ 4,600,000								$ 4,600,000
Sponsor [Member] | Share Price more than or Equals to USD Twelve [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Share Transfer, Trigger Price Per Share	$ 12		$ 12						$ 12		$ 12
Number of Consecutive Trading Days For Determining Share Price										20 days
Number of Trading Days for Determining Share Price										30 days
Threshold Number of Trading Days For Determining Share Price From Date of Business Combination							120 days
Sponsor [Member] | Founder Shares [Member] | Two Third Party Investors [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services								850,000
Sponsor [Member] | Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services							$ 5,750,000
Stock Issued During Period, Shares, New Issues							25,000
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current			$ 0							$ 0	$ 0
Debt instrument, Convertible, Carrying amount of equity component			$ 1,500,000								$ 1,500,000
Debt instrument, Convertible, Conversion price			$ 1.5								$ 1.5
Bank Overdrafts			$ 0							$ 0	$ 0
Sponsor [Member] | Administrative and Support Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					$ 10,000
Anchor investor [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services							1,452,654
Sponsor And Metric [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount												$ 490,000
Due to Related Parties, Current	$ 490,000		$ 490,000						$ 490,000		$ 490,000